Debt issued designated at fair value	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory
Note 11

Debt issued designated at fair value
USD million 30.6.21 31.3.21 31.12.20
Issued debt instruments
Equity-linked
1
49,157 44,615 41,069
Rates-linked 16,397 12,668 11,038
Credit-linked 1,826 1,804 1,933
Fixed-rate 2,883 3,343 3,604
Commodity-linked 1,961 1,564 1,497
Other 2,841 2,540 2,101
of which: debt that contributes to total loss-absorbing capacity 2,112 1,676 1,190
Total debt issued designated at fair value 75,065 66,535 61,243 of which: issued by UBS AG with original maturity greater than one year
2
51,830 47,348 46,427
of which: life-to-date own credit (gain) / loss 317 424 418
1 Includes investment fund

unit-linked instruments

issued.

2 Based on original

contractual maturity

without considering any

early redemption features.

As of 30 June

2021, more than
99
% of the

balance was
unsecured (31 March 2021: 100%; 31 December 2020: 100%).